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Certification under Rule 497(j) - The AAL Mutual Funds File No. 33-12911,
File No. 811-5075

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (a) or
(b) of Reg. ss.230.497 does not differ from that contained and incorporated in Post-Effective Amendment No. 17, filed electronically January 19, 1996, and effective January 31, 1996, and which contains unaudited financial statements that fulfill the undertaking required by Post Effective Amendment No. 13 for a new series of The AAL Mutual Funds, specifically The AAL International Fund, effective August 1, 1995.


/s/ Robert G. Same
Secretary, The AAL Mutual Funds